Allowance for doubtful accounts and credit losses (Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts at beginning of year	¥ 90,373	¥ 98,590	¥ 100,712
Provision for doubtful accounts, net of reversal	5,689	(1,375)	(74)
Write-offs	(2,691)	(2,472)	(2,374)
Other	(3,019)	(4,370)	326
Allowance for doubtful accounts at end of year	¥ 90,352	¥ 90,373	¥ 98,590